Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments, All Other Investments [Abstract]
Equity investment in publicly listed company	$ 27	$ 0
Equity method investments	0	(10)
Non-marketable equity securities (includes NAV)	(3)	3
Total income (loss) from equity investments, net	$ 24	$ (7)